Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Note 12 - Subsequent Events

Note 12 – Subsequent Events

Subsequent to September 30, 2021, the Company issued 24,155 shares of common stock for services with a fair value of $2,000.

Subsequent to September 30, 2021, the Company granted options to purchase an aggregate of 2,500,000 shares of its common stock to an employee. The options have an exercise price of $0.005 per share, vest over six months, and expire in 10 years.

Note 16 – Subsequent Events

Subsequent to December 31, 2020, convertible notes aggregating $45,000 of principal and $6,000 of accrued interest and fees were converted into 16,168,589 shares of common stock at conversion prices ranging from $0.00156 to $0.02 per share.

Subsequent to December 31, 2020, the Company issued 460,829 shares of common stock in exchange for the cancellation of accrued interest of $24,000 and the token financing obligation of $100,000.

Subsequent to December 31, 2020, the Company issued 34,139,772 shares of common stock upon a cashless exercise of 17,500,000 options shares and 17,045,454 warrants shares.

Subsequent to December 31, 2020, the Company issued 128,527 shares of common stock for services with a fair value of $26,000.

Subsequent to December 31, 2020, the Company issued 38,116,450 shares of its common stock to investors for cash proceeds of $1,525,000 pursuant to our November 2020 Offering Circular (see Note 12).

Subsequent to December 31, 2020, the Company repaid related party convertible notes, secured notes payable and accrued interest in the aggregate of $367,000.

Subsequent to December 31, 2020, the Company applied for funding pursuant to the Small Business Administration program.  The second round of the Paycheck Protection Program provides forgivable funding for payroll and related costs as well as some non-payroll costs.  The Company applied for funding and, to date, have received (on March 16, 2021) funding in the amount of $177,000.